Summary of Principal Accounting Policies - Selling Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Marketing and promotion services	¥ 1,889,482	¥ 3,047,380	¥ 9,019,349